Share-based compensation	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation

16. Share-based compensation

The Company has established a share option plan (the "Option Plan") for directors, officers, employees and consultants of the Company. The Company's Board of Directors determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option converts into one common share of the Company on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

Share-based payment arrangements

The changes in the number of share options during the years ended December 31, 2019 and 2018 were as follows:

	Number of options	Weighted average exercise price
	#	$
Outstanding as at December 31, 2017	206,219	4.44
Granted	593,781	65.80
Exercised	(240,214)	11.31
Cancelled	(74,627)	10.05
Outstanding as at December 31, 2018	485,159	74.53
Granted	1,363,322	20.68
Exercised	(82,094)	10.02
Forfeited	(12,438)	56.28
Cancelled	(299,006)	115.80
Outstanding as at December 31, 2019	1,454,943	21.96
Exercisable as at December 31, 2019	1,200,242	21.24

Measurement of fair values

The fair value of share options granted during the years ended December 31, 2019 and 2018 were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2019	2018
Grant date share price	$6.45 — $75.38	$10.05 — $142.71
Exercise price	$7.17 — $75.38	$10.05 — $148.74
Expected dividend yield	—	—
Risk free interest rate	1.24% — 1.90%	1.97% — 2.41%
Expected life	5 years	5 years
Expected volatiity	100%	100%

Expected volatility was estimated by using the historical volatility of other companies that the Company considers comparable that have trading and volatility history. The expected option life represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company’s share options outstanding as at December 31, 2019:

	Options outstanding		Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
$	#	#	$	#
2.61	35,065	3.49	2.61	35,065
4.42	99,502	2.71	4.42	99,502
5.43	16,264	3.49	5.43	16,264
10.65	3,730	3.49	10.65	3,730
13.07	10,855	3.49	13.07	10,855
13.47	1,418	3.49	13.47	1,418
16.08	18,409	3.49	16.08	18,409
17.89	4,178	3.49	17.89	4,178
18.09	37,313	3.34	18.09	37,313
20.10	493,363	4.72	20.10	493,363
21.11	12,438	4.67	21.11	12,438
24.12	9,950	4.59	24.12	6,219
26.13	14,925	3.62	26.13	14,925
40.20	29,851	4.45	40.20	22,388
44.22	2,488	3.41	44.22	2,488
47.24	1,493	4.37	47.24	1,493
50.25	227,861	5.09	50.25	129,353
52.26	498	4.21	52.26	498
55.28	498	4.12	55.28	498
59.30	498	3.96	59.30	498
7.17	199,005	4.83	7.17	199,005
7.50	—	—	7.50	—
75.38	498	4.04	75.38	498
7.63	203,750	5.34	7.63	58,750
86.43	1,244	3.88	86.43	1,244
88.44	14,925	3.87	88.44	14,925
120.60	9,950	3.71	120.60	9,950
142.71	4,974	3.74	142.71	4,975
21.96	1,454,943	4.59	21.24	1,200,242

The following table is a summary of the Company's share options outstanding as at December 31, 2018:

	Options outstanding		Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
$	#	#	$	#
4.42	149,254	3.71	4.42	149,254
5.03	2,488	0.98	5.03	2,488
18.09	42,289	4.35	18.09	42,289
20.10	33,169	4.27	20.10	16,584
26.13	14,925	4.62	26.13	14,925
56.28	12,438	4.91	56.28	—
59.30	498	4.96	59.30	498
86.43	1,244	4.88	86.43	1,244
88.44	14,925	4.87	88.44	14,925
120.60	9,950	4.71	120.60	9,950
142.71	4,975	4.74	142.71	1,658
148.74	199,004	4.70	148.74	—
74.53	485,159	4.32	19.91	253,815

The Company recognized $16,061,319 of share-based compensation expenses during the year ended December 31, 2019 (2018 - $6,440,406), with a corresponding amount recognized in contributed surplus. Included within share-based compensation expense during the year ended December 31, 2019 is $1,730,794 (2018 - nil) for bonus expense to be paid subsequent to December 31, 2019 through the issuance of Class B common shares of the Company.